Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 279,735	$ 481,327
Term deposits	35,000	0
Accounts receivable and other	91,113	68,745
Inventories	198,872	178,163
Assets held for sale	27,738	0
Current assets	632,458	728,235
Restricted cash	2,033	2,674
Deferred tax assets	14,507	0
Other assets	120,065	104,023
Property, plant and equipment	3,596,262	4,003,211
Goodwill	92,591	92,591
Assets held for sale	4,457,916	4,930,734
Current liabilities
Accounts payable and accrued liabilities	191,705	195,334
Current portion of lease liabilities	4,777	7,228
Current portion of asset retirement obligations	3,980	4,088
Liabilities associated with assets held for sale	10,479	0
Current liabilities	210,941	206,650
Debt	494,414	489,763
Lease liabilities	12,164	14,895
Employee benefit plan obligations	8,910	8,942
Asset retirement obligations	105,893	131,367
Deferred income tax liabilities	424,726	439,195
Total liabilities	1,257,048	1,290,812
Equity
Share capital	3,241,644	3,225,326
Treasury stock	(20,454)	(10,289)
Contributed surplus	2,618,212	2,615,459
Accumulated other comprehensive loss	(42,284)	(20,905)
Deficit	(2,593,050)	(2,239,226)
Total equity attributable to shareholders of the Company	3,204,068	3,570,365
Attributable to non-controlling interests	(3,200)	69,557
Total equity	3,200,868	3,639,922
Total liabilities and equity	$ 4,457,916	$ 4,930,734